General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
General and administrative expenses	$ 2,092,645	$ 919,694
Salaries and Related Expenses [Member]
General and administrative expenses	325,879	190,207
Stock-Based Compensation [Member]
General and administrative expenses	602,541	35,595
Communication and Investor Relations [Member]
General and administrative expenses	106,886	230,194
Professional Fees [Member]
General and administrative expenses	943,175	269,980
Insurance and Other Expenses [Member]
General and administrative expenses	$ 114,164	$ 193,718